Related Parties Balance and Transactions - Schedule of Interest Expense to Related Parties (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties		¥ 3,761,333
Zhenyang Shi [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	$ 483,118	3,278,004	¥ 3,320,504
Li Xu [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties			30,420
Nanjing Benyu Investments Management Limited [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	13,018	88,329	343,534
Aihua Peng [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	58,216	395,000	394,614
Related Party [Member]
Schedule of Interest Expense to Related Parties [Line Items]
Interest expense to related parties	$ 554,352	¥ 3,761,333	¥ 4,089,072